             U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.  Name and address of issuer:

    Alliance Worldwide Privatization Fund, Inc.
    1345 Avenue of the Americas
    New York, NY  10105

2. Name of each series or class of funds for which this notice is filed:

    Class A
    Class B
    Class C
    Advisor Class

3.  Investment Company Act File Number:
    811-08426

    Securities Act File Number:
    33-76598


4.  Last day of fiscal year for which this notice is filed:
    June 30, 1997


5. Check the box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                             [  ]


6.  Date of termination of issuer's declaration under rule 24f-
    2(a)(1), if applicable (see instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
    -0-
    -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
    -0-
    -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

      16,440,012
    $196,149,699

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
    24f-2:

      16,440,012
    $196,149,699

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

      2,969,541
    $32,101,193

12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold
          during the fiscal year in reliance on
          rule 24f-2 (from Item 10):                 $196,149,699

    (ii)  Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):   +   $ 32,101,193

    (iii) Aggregate price of shares redeemed or
          repurchased during the fiscal year (if
          applicable):                               -228,250,892

    (iv)  Aggregate price of shares redeemed or
          repurchased and previously applied as a
          reduction to filing fees pursuant to
          rule 24e-2 (if applicable):                 +   -0-

    (v)   Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 [line (i), plus
          line (ii), less line (iii), plus line
          (iv)] (if applicable):                      $   -0-

    (vi)  Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other
          applicable law or regulation (see
          instruction C.6):                          x     1/3300

    (vii) Fee due [line (i) or line (v) multiplied
          by line (vi)]:                                $  -0-

Instruction: Issuers should complete line (ii), (iii), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
    Commission's Rules of Informal and Other Procedures (17 CFR
    202.3a).    [  ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                            SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)*  /s/ Domenick Pugliese
                                Domenick Pugliese
                                Assistant Secretary

Date:  August 20, 1997


*Please print the name and title of the signing officer below the signature.

                         SEWARD & KISSEL
                     One Battery Park Plaza
                       New York, NY  10004

                   Telephone:  (212) 574-1200
                   Facsimile:  (212) 480-8421


                                  August 26, 1997

Alliance Worldwide
  Privatization Fund, Inc.
1345 Avenue of the Americas
New York, New York 10105


Dear Sirs:

         We have acted as counsel for Alliance Worldwide Privatization Fund, Inc., a Maryland corporation (the "Company"), in connection with the Company's Rule 24f-2 Notice to be filed pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, to report the sale of 16,440,012 shares of common stock of the Company, par value $.001 per share, during the fiscal year of the Company ended June 30, 1997, in reliance upon that Rule and pursuant to the registration of an indefinite number of such shares under the Securities Act of 1933, as amended.

         As counsel for the Company, we have examined and relied upon such records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 16,440,012 shares so sold in reliance upon Rule 24f-2 were duly authorized and legally issued and, upon their issuance, were fully paid and nonassessable shares of common stock of the Company under the laws of the State of Maryland.

         Our opinion above stated is expressed as members of the bar of the State of New York.

Alliance Worldwide                2               August 26, 1997
  Privatization Fund, Inc.



         We hereby consent to the filing of this opinion with the Securities and Exchange Commission as an exhibit to the above-referenced Rule 24f-2 Notice.

                                  Very truly yours,



                                  /s/ Seward & Kissel
Enclosures






































00250202.AR3